Quarterly Holdings Report
for
Fidelity® Real Estate Income Fund
April 30, 2025
REI-NPRT3-0625
1.800347.121
Asset-Backed Securities - 1.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 5.9132% 3/20/2050 (b)(c)(d)(e)	2,250,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	500,000	0
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		0
UNITED STATES - 1.4%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(f)	4,384,602	44
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (b)	2,747,554	2,630,039
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	6,469,895	5,474,674
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	27,660,977	26,611,069
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (b)	9,782,512	8,800,827
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/2039 (b)	2,900,000	2,774,237
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	10,151,000	9,975,321
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (b)	8,000,000	8,323,769
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (b)	3,000,000	2,919,348
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (b)	2,000,000	2,076,026
TOTAL UNITED STATES		69,585,354
TOTAL ASSET-BACKED SECURITIES (Cost $74,745,401)		69,585,354

Bank Loan Obligations - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7923% 7/1/2031 (c)(d)(g)	1,431,413	1,423,067
Wireless Telecommunication Services - 0.6%
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/27/2031 (c)(d)(g)	25,674,765	25,638,308
TOTAL COMMUNICATION SERVICES		27,061,375

Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5632% 2/6/2031 (c)(d)(g)	4,390,650	4,314,736
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 1/17/2031 (c)(d)(g)	3,960,000	3,838,982
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3216% 8/2/2028 (c)(d)(g)	672,438	658,989
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0766% 11/8/2030 (c)(d)(g)	13,500,000	13,444,785
		22,257,492
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 12/31/2030 (c)(d)(g)	9,950,063	9,891,258
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (c)(d)(g)	9,900,000	7,070,778
		16,962,036
Financials - 0.5%
Financial Services - 0.5%
Agellan Portfolio 9% 8/7/2025 (e)(g)	6,611,000	6,611,000
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3219% 1/9/2026 (c)(d)(e)(g)	17,587,734	16,972,163
		23,583,163
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 1/31/2030 (c)(d)(g)	2,227,025	2,225,176
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 1/31/2030 (c)(d)(g)	2,611,460	2,591,874
		4,817,050
TOTAL UNITED STATES		94,681,116
TOTAL BANK LOAN OBLIGATIONS (Cost $97,918,187)		94,681,116

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMIC Series 2002-W1 Class 3B3, 3.6774% 2/25/2042 (b)(d)(e)	18,840	8,178
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B3, 3.9463% 6/25/2043 (b)(d)(e)	31,157	24,599
TOTAL UNITED STATES		32,777
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,193)		32,777

Commercial Mortgage Securities - 22.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.1%
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.85% 4/15/2042 (b)(c)(d)	7,000,000	6,936,976
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9836% 7/15/2049 (d)	3,030,000	2,890,649
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (b)	11,374,393	5,257,242
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (d)	2,000,000	940,523
BANK Series 2021-BN38 Class C, 3.3251% 12/15/2064 (d)	3,505,000	2,818,518
BANK Series 2022-BNK41 Class C, 3.9161% 4/15/2065 (d)	4,433,000	3,461,150
BANK Series 2022-BNK42 Class C, 4.7228% 6/15/2055 (d)	6,500,000	5,843,094
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	2,000,000	1,413,557
BANK Series 2022-BNK44 Class AS, 5.7442% 11/15/2055 (d)	5,000,000	5,122,316
BANK Series 2023-5YR3 Class AS, 7.5591% 9/15/2056 (d)	1,500,000	1,606,646
BANK Series 2023-5YR3 Class B, 7.5591% 9/15/2056 (d)	2,000,000	2,088,163
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,409,000	1,466,694
BANK Series 2023-BNK46 Class AS, 6.385% 8/15/2056	5,000,000	5,241,974
BBCMS Mortgage Trust Series 2020-C6 Class C, 3.045% 2/15/2053	1,129,000	920,538
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.706% 4/15/2053 (d)	2,067,000	1,728,775
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (d)	5,250,000	4,358,746
BBCMS Mortgage Trust Series 2022-C17 Class C, 5.45% 9/15/2055	2,000,000	1,870,678
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	2,000,000	1,393,996
BBCMS Mortgage Trust Series 2023-5C23 Class AS, 7.7032% 12/15/2056 (d)	2,500,000	2,702,370
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.5056% 9/15/2056 (d)	7,000,000	7,438,071
BBCMS Mortgage Trust Series 2023-C21 Class B, 6.5056% 9/15/2056 (d)	7,000,000	7,325,703
BBCMS Mortgage Trust Series 2023-C22 Class AS, 7.3677% 11/15/2056 (d)	10,000,000	11,129,457
BBCMS Mortgage Trust Series 2023-C22 Class B, 7.3677% 11/15/2056 (d)	10,000,000	10,774,177
BBCMS Mortgage Trust Series 2025-C32 Class A5, 5.72% 2/15/2062	5,000,000	5,230,628
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (b)(d)	3,427,000	82,377
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (b)(d)	5,141,000	49,195
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.5348% 7/15/2053 (b)(d)	11,379,000	10,995,288
Benchmark Mortgage Trust Series 2021-B28 Class A5, 2.2237% 8/15/2054	500,000	427,829
Benchmark Mortgage Trust Series 2022-B35 Class C, 4.4433% 5/15/2055 (d)	7,000,000	5,558,048
Benchmark Mortgage Trust Series 2022-B36 Class C, 5.1188% 7/15/2055 (d)	2,000,000	1,785,055
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	3,828,000	2,542,898
Benchmark Mortgage Trust Series 2023-B39 Class B, 6.192% 7/15/2056 (b)	5,000,000	5,142,201
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 7.0128% 11/15/2041 (b)(c)(d)	7,035,000	6,986,634
BMO Mortgage Trust Series 2023-5C1 Class AS, 7.1175% 8/15/2056 (d)	3,500,000	3,712,833
BMO Mortgage Trust Series 2023-5C2 Class AS, 7.4854% 11/15/2056 (d)	10,000,000	10,707,942
BMO Mortgage Trust Series 2023-C5 Class B, 6.6952% 6/15/2056 (d)	4,750,000	5,002,595
BMO Mortgage Trust Series 2023-C7 Class AS, 6.6738% 12/15/2056 (d)	5,000,000	5,456,942
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (b)(d)	5,597,000	5,570,180
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (b)(d)	4,690,000	4,475,990
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.667% 3/11/2044 (b)(d)	20,898,990	18,360,262
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.0098% 5/15/2034 (b)(c)(d)	1,974,013	1,935,766
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.4147% 11/13/2046 (b)(d)	6,547,000	6,496,557
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0102% 3/15/2041 (b)(c)(d)	4,409,987	4,341,341
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.012% 4/15/2040 (b)(c)(d)	18,750,000	18,562,669
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.1865% 6/15/2038 (b)(c)(d)	16,662,402	16,299,897
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.9683% 4/15/2034 (b)(c)(d)	5,181,000	4,969,154
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6555% 12/15/2038 (b)(c)(d)	7,136,722	7,083,197
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.3826% 10/15/2036 (b)(c)(d)	17,232,000	16,768,890
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.3888% 5/15/2038 (b)(c)(d)	11,185,300	10,922,533
BX Trust 2019-OC11 Series 2019-OC11 Class E, 4.0755% 12/9/2041 (b)(d)	22,521,000	20,278,408
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8363% 9/15/2036 (b)(c)(d)	10,000,000	9,792,183
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2863% 9/15/2036 (b)(c)(d)	5,000,000	4,882,529
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2113% 7/15/2029 (b)(c)(d)	14,200,000	13,631,431
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2597% 7/15/2029 (b)(c)(d)	8,250,000	7,898,805
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0105% 4/15/2041 (b)(c)(d)	15,215,093	14,996,955
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.262% 11/15/2041 (b)(c)(d)	4,848,150	4,817,849
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2606% 11/15/2041 (b)(c)(d)	16,306,132	16,108,564
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.2632% 3/15/2030 (b)(c)(d)	23,500,000	22,560,881
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7315% 11/15/2038 (b)(c)(d)	13,357,568	12,973,538
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0219% 1/15/2039 (b)(c)(d)	15,000,000	14,878,125
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6719% 1/15/2039 (b)(c)(d)	6,200,000	6,052,750
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.5219% 1/15/2039 (b)(c)(d)	11,340,000	11,081,506
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6209% 1/15/2039 (b)(c)(d)	4,367,000	4,288,208
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.5099% 2/15/2039 (b)(c)(d)	4,860,047	4,825,256
BX Trust Series 2025-DIME Class E, 7.3219% 2/15/2035 (b)	15,000,000	14,611,793
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.2615% 3/15/2042 (b)(c)(d)	15,000,000	14,472,954
BXP Trust Series 2021-601L Class E, 2.868% 1/15/2044 (b)(d)	5,754,000	4,109,159
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (b)(e)	3,353,000	693,546
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class E, 2.5% 6/15/2055 (b)	2,000,000	1,166,980
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class B, 6.5717% 7/10/2028 (b)(d)	5,000,000	5,151,149
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class B, 6.0475% 10/12/2040 (b)(d)	5,000,000	5,089,613
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 6.0475% 10/12/2040 (b)(d)	9,750,000	9,828,701
COMM Mortgage Trust Series 2012-CR1 Class D, 5.2735% 5/15/2045 (b)(d)	1,155,682	1,044,042
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (b)	4,741,000	4,245,091
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.9113% 3/10/2047 (b)(d)(e)	2,157,652	1,514,240
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	3,000,000	2,743,086
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	2,769,000	2,298,984
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (b)	2,769,000	2,389,068
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.668% 9/15/2033 (b)(c)(d)	4,265,000	226,717
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.6743% 9/15/2033 (b)(c)(d)	4,265,000	56,326
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2103% 8/15/2041 (b)(c)(d)	10,200,000	10,047,434
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7532% 6/15/2034 (b)(c)(e)	7,120,000	2,915,657
Credit Suisse Mortgage Capital Certificate Series 2021-BPNY Class A, CME Term SOFR 1 month Index + 3.8289%, 8.1509% 8/15/2026 (b)(c)(d)	17,320,755	15,924,078
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.8957% 5/9/2025 (b)(c)(d)	7,569,763	7,388,029
DTP Coml Mtg Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (b)(d)	8,800,000	8,920,397
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0514% 11/15/2038 (b)(c)(d)	15,430,040	15,263,184
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	5,000,000	5,056,376
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9719% 12/15/2039 (b)(c)(d)	3,126,000	3,101,286
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.2954% 8/10/2044 (b)(d)	8,899,000	7,724,326
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.2954% 8/10/2044 (b)(d)	2,733,635	1,951,267
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.2954% 8/10/2044 (b)(d)(e)	8,138,000	2,450,346
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	7,897,000	23,691
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.7408% 11/10/2045 (b)(d)	4,244,045	3,861,232
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.7408% 11/10/2045 (b)(d)	1,908,000	1,566,468
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 7.219% 7/15/2035 (b)(c)(d)(e)	3,808,000	7,493
GS Mortgage Securities Trust Series 2023-SHIP Class D, 6.273% 9/10/2038 (b)(d)	9,000,000	9,005,944
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.6814% 9/10/2038 (b)(d)	13,500,000	13,591,442
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (b)(d)	4,300,000	4,322,153
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.7699% 11/25/2041 (b)(c)(d)	4,000,000	3,979,311
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (b)(d)	20,270,000	19,290,811
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (b)	2,896,000	2,795,997
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (b)	8,640,000	8,374,011
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.8072% 1/15/2048 (b)(d)	2,398,000	1,990,340
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.4152% 6/15/2051 (b)(d)	1,698,000	1,289,581
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.7112% 2/15/2046 (b)(d)	10,807,000	7,054,522
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (b)(d)	4,671,000	597,764
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (b)(d)(e)	7,077,000	463,266
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.8459% 6/15/2045 (b)(d)	3,707,668	3,356,680
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (b)	8,192,000	6,781,274
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(e)	4,044,000	2,253,146
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.2958% 4/15/2046 (d)(e)	7,722,000	1,809,265
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class E, 3.25% 4/15/2046 (b)(d)	472,000	19,588
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	2,518,000	5,036
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.9314% 6/10/2027 (b)(d)	8,161,000	20,496
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.767% 7/5/2031 (b)(d)	5,039,000	743,253
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (b)	2,000,000	375,240
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6365% 4/15/2038 (b)(c)(d)	7,500,000	7,443,750
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (b)(d)	6,544,000	6,335,775
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.74% 8/15/2038 (b)(c)(d)	5,951,129	5,817,228
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.39% 8/15/2038 (b)(c)(d)	7,096,721	6,883,512
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3219% 3/15/2042 (b)(c)(d)	5,000,000	4,865,077
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (b)	5,500,000	5,613,053
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6374% 4/15/2038 (b)(c)(d)	12,480,800	12,309,189
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8365% 5/15/2038 (b)(c)(d)	2,400,000	2,379,000
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6365% 7/15/2038 (b)(c)(d)	3,182,000	3,146,203
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.3865% 7/15/2038 (b)(c)(d)	3,476,000	3,420,409
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5811% 1/15/2039 (b)(c)(d)	3,444,000	3,396,645
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2794% 1/15/2027 (b)(c)(d)	11,539,200	11,450,278
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (b)	4,200,000	4,294,713
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.4894% 11/15/2045 (b)(d)(e)	2,000,000	1,609,600
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (b)(d)	2,500,000	339,250
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.8622% 10/15/2046 (b)(d)	5,670,988	5,149,257
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.8415% 5/15/2046 (d)	3,302,000	2,991,808
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.9295% 5/15/2046 (b)(d)	5,137,000	4,606,375
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	2,765,000	2,409,225
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (b)(d)	2,009,439	1,993,364
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.385% 6/15/2044 (b)(d)	4,440,000	2,682,204
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.5275% 6/15/2044 (b)(d)(f)	26,798,580	98,466
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 5.1063% 7/15/2049 (b)(d)	957,507	929,089
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 5.1063% 7/15/2049 (b)(d)	5,624,050	5,217,509
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.1063% 7/15/2049 (b)(d)	5,049,500	4,572,325
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.1487% 5/15/2048 (b)(d)	10,833,000	8,287,338
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (b)	2,966,000	1,855,922
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	2,470,594	2,296,249
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (b)	8,917,776	9,338,585
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	13,568,000	12,746,027
MSJP Series 2015-HAUL Class E, 5.0127% 9/5/2047 (b)(d)	1,500,000	1,268,059
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	13,861,000	14,480,649
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.9056% 5/15/2056 (d)	3,750,000	3,906,801
MSWF Commercial Mortgage Trust Series 2023-2 Class AS, 6.491% 12/15/2056	10,000,000	10,527,745
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.11% 12/15/2056 (d)	10,000,000	10,479,794
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ3, 3.6167% 1/15/2037 (b)(d)	2,502,675	1,499,102
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.9267% 11/5/2041 (b)(d)	18,754,000	19,122,602
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0056% 11/15/2040 (b)(c)(d)	7,800,000	7,795,125
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 7.0365% 7/15/2038 (b)(c)(d)(e)	500,000	266,522
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.7865% 7/15/2038 (b)(c)(d)(e)	5,944,000	2,339,563
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	13,870,000	11,507,939
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (b)(d)	10,000,000	9,996,382
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	2,064,601	2,112,441
Ride Series 2025-SHRE Class E, 8.069% 2/14/2047 (b)(d)	5,000,000	4,961,876
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	13,372,000	13,962,038
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 7.2622% 11/15/2034 (b)(c)(d)	5,597,000	5,581,392
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5104% 11/15/2034 (b)(c)(d)	6,546,000	6,484,825
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (b)(d)	5,000,000	4,062,500
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9219% 10/15/2041 (b)(c)(d)	9,376,000	9,279,310
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.672% 1/15/2039 (b)(c)(d)	14,615,000	13,772,502
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7023% 10/15/2038 (b)(c)(d)	12,754,000	12,352,574
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4101% 11/15/2038 (b)(c)(d)	3,249,672	3,165,908
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.352% 11/15/2036 (b)(c)(d)	10,872,000	10,586,881
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.339% 11/15/2036 (b)(c)(d)	4,985,000	4,884,481
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.987% 11/15/2036 (b)(c)(d)	15,282,000	14,930,933
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.636% 11/15/2036 (b)(c)(d)	9,177,000	8,947,443
SUMIT Mortgage Trust Series 2022-BVUE Class D, 2.9889% 2/12/2041 (b)(d)	6,000,000	4,631,219
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/2041 (b)(d)	3,211,000	2,206,421
Swch Coml Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5608% 3/15/2042 (b)(c)(d)	19,400,000	18,614,298
Texas Coml Mortgage Trust Series 2025-TWR Class D, CME Term SOFR 1 month Index + 3.0906%, 7.4125% 4/15/2042 (b)(c)(d)	1,500,000	1,489,337
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	4,699,074	4,432,167
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	2,221,350	709,354
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.3365% 7/15/2039 (b)(c)(d)	6,685,000	4,816,684
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.4365% 7/15/2039 (b)(c)(d)(e)	800,000	433,515
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (b)	6,979,000	4,011,913
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (b)	5,037,000	4,424,715
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	883,000	749,456
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class D, 6.9321% 7/15/2035 (b)(d)	5,250,000	5,207,323
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(d)(e)	503,530	201,612
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	3,955,000	1,279,342
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.4501% 3/15/2045 (b)(d)	4,727,000	3,217,670
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0868% 5/15/2045 (b)(d)	3,160,685	2,900,245
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (b)(d)	6,725,000	6,258,724
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.6332% 6/5/2035 (b)(d)(e)	2,541,000	2,205,245
TOTAL UNITED STATES		1,107,767,787
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,200,576,955)		1,107,767,787

Common Stocks - 22.0%
	Shares	Value ($)
UNITED STATES - 22.0%
Financials - 0.7%
Capital Markets - 0.0%
DigitalBridge Group Inc Class A	76,688	644,179
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Dynex Capital Inc (h)	1,059,000	13,057,470
MFA Financial Inc	1,134,685	11,142,607
Rithm Capital Corp	385,699	4,312,115
Rithm Property Trust Inc	1,275,264	3,723,771
		32,235,963
TOTAL FINANCIALS		32,880,142

Industrials - 0.0%
Construction & Engineering - 0.0%
WillScot Holdings Corp	58,900	1,479,568
Real Estate - 21.3%
Health Care REITs - 2.6%
CareTrust REIT Inc	284,800	8,336,096
Sabra Health Care REIT Inc	604,175	10,784,524
Ventas Inc	607,686	42,586,635
Welltower Inc	460,100	70,206,659
		131,913,914
Industrial REITs - 3.1%
Americold Realty Trust Inc	596,600	11,538,244
EastGroup Properties Inc	49,900	8,154,658
First Industrial Realty Trust Inc	416,500	19,817,070
LXP Industrial Trust	3,015,974	23,796,035
Prologis Inc	793,730	81,119,206
Rexford Industrial Realty Inc	252,600	8,361,060
Terreno Realty Corp	62,628	3,527,835
		156,314,108
Office REITs - 0.4%
Easterly Government Properties Inc	341,480	6,887,651
Postal Realty Trust Inc Class A	878,500	11,631,340
		18,518,991
Residential REITs - 6.0%
American Homes 4 Rent Class A	480,500	17,965,895
AvalonBay Communities Inc	83,500	17,533,330
Elme Communities	668,747	10,412,391
Equity LifeStyle Properties Inc	1,195,596	77,450,709
Equity Residential	254,100	17,853,066
Essex Property Trust Inc	94,600	26,407,590
Invitation Homes Inc	1,674,500	57,251,155
Mid-America Apartment Communities Inc	23,106	3,688,873
Sun Communities Inc	332,700	41,397,861
UDR Inc	637,600	26,702,688
UMH Properties Inc	335,723	5,932,225
		302,595,783
Retail REITs - 1.9%
Acadia Realty Trust	280,626	5,359,957
Brixmor Property Group Inc	230,300	5,736,773
Curbline Properties Corp	592,918	13,571,893
Federal Realty Investment Trust	104,800	9,853,296
Kimco Realty Corp	771,700	15,418,566
Kite Realty Group Trust	313,300	6,782,945
Macerich Co/The	281,500	4,126,790
NNN REIT Inc	86,800	3,568,348
Realty Income Corp	356,182	20,608,691
Retail Value Inc (e)(i)	274,131	2
Simon Property Group Inc	46,200	7,270,956
SITE Centers Corp	296,459	3,510,074
		95,808,291
Specialized REITs - 7.3%
American Tower Corp	313,700	70,711,117
Crown Castle Inc	263,910	27,911,122
CubeSmart	231,100	9,398,837
Digital Realty Trust Inc	201,500	32,348,810
Equinix Inc	86,000	74,024,500
Extra Space Storage Inc	144,449	21,164,667
Gaming and Leisure Properties Inc	475,146	22,740,488
Lamar Advertising Co Class A	143,000	16,274,830
Public Storage Operating Co	117,100	35,180,353
VICI Properties Inc	1,530,700	49,013,014
Weyerhaeuser Co	147,500	3,821,725
		362,589,463
TOTAL REAL ESTATE		1,067,740,550

TOTAL UNITED STATES		1,102,100,260
TOTAL COMMON STOCKS (Cost $927,793,923)		1,102,100,260

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Two Harbors Investment Corp 6.25% 1/15/2026 (Cost $4,896,000)	4,896,000	4,822,560

Convertible Preferred Stocks - 3.5%
	Shares	Value ($)
UNITED STATES - 3.5%
Financials - 3.1%
Mortgage Real Estate Investment Trusts (REITs) - 3.1%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.332%, 0% (c)(d)	673,972	16,465,136
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (c)(d)	930,100	22,973,470
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (c)(d)	1,152,034	28,858,452
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (c)(d)	192,992	4,855,679
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (c)(d)	626,604	15,383,128
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (c)(d)	298,683	7,599,989
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (c)(d)	1,024,554	25,603,604
Rithm Capital Corp CME Term SOFR 3 month Index + 5.802%, 7.5% (c)(d)	342,711	8,800,818
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (c)(d)	1,023,942	26,059,325
		156,599,601
Real Estate - 0.4%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	31,585	771,306
Industrial REITs - 0.4%
LXP Industrial Trust 6.5%	440,102	20,302,190
TOTAL REAL ESTATE		21,073,496

TOTAL UNITED STATES		177,673,097
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $164,775,604)		177,673,097

Non-Convertible Corporate Bonds - 29.8%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (b)	10,000,000	11,023,030
UNITED STATES - 29.6%
Communication Services - 0.1%
Media - 0.1%
Lamar Media Corp 4% 2/15/2030	5,875,000	5,489,312
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 1.7%
Caesars Entertainment Inc 8.125% 7/1/2027 (b)	5,899,000	5,916,732
Choice Hotels International Inc 5.85% 8/1/2034	7,000,000	6,869,594
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)	13,965,000	12,353,218
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)	12,000,000	11,005,228
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (b)	18,265,000	15,894,331
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	3,000,000	2,988,916
Hyatt Hotels Corp 5.5% 6/30/2034	5,000,000	4,856,790
Las Vegas Sands Corp* 6/14/2030	10,000,000	10,056,270
Marriott Ownership Resorts Inc 4.5% 6/15/2029 (b)	15,960,000	14,559,393
Times Square Hotel Trust 8.528% 8/1/2026 (b)	1,382,492	1,385,604
		85,886,076
Household Durables - 1.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 6.625% 1/15/2028 (b)	7,925,000	7,910,215
Century Communities Inc 3.875% 8/15/2029 (b)	13,005,000	11,600,383
Century Communities Inc 6.75% 6/1/2027	4,670,000	4,670,406
LGI Homes Inc 4% 7/15/2029 (b)	13,310,000	11,582,367
M/I Homes Inc 3.95% 2/15/2030	17,070,000	15,496,970
Tri Pointe Homes Inc 5.25% 6/1/2027	11,458,000	11,409,784
		62,670,125
TOTAL CONSUMER DISCRETIONARY		148,556,201

Health Care - 0.4%
Health Care Providers & Services - 0.4%
Sabra Health Care LP 3.9% 10/15/2029	989,000	928,396
Sabra Health Care LP 5.125% 8/15/2026	17,264,000	17,180,423
		18,108,819
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Williams Scotsman Inc 6.625% 4/15/2030 (b)	3,495,000	3,558,295
Williams Scotsman Inc 6.625% 6/15/2029 (b)	5,000,000	5,066,905
		8,625,200
Real Estate - 25.9%
Diversified REITs - 4.6%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	5,000,000	5,093,071
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (b)	5,075,000	4,767,986
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	3,000,000	2,827,895
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	2,000,000	1,854,919
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	19,193,000	19,174,327
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	5,000,000	4,888,210
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	7,000,000	6,601,467
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	4,500,000	4,744,251
Necessity Retail REIT Inc/The / American Finance Operating Partner LP 4.5% 9/30/2028 (b)	13,405,000	12,640,277
Safehold GL Holdings LLC 2.8% 6/15/2031	7,000,000	6,190,942
Safehold GL Holdings LLC 2.85% 1/15/2032	18,250,000	15,531,713
Safehold GL Holdings LLC 6.1% 4/1/2034	22,410,000	22,531,910
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)	18,035,000	16,128,578
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)	6,698,000	7,111,836
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	8,875,000	8,119,116
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)	26,000,000	25,252,672
VICI Properties LP 5.125% 5/15/2032	29,000,000	28,381,169
VICI Properties LP 5.625% 5/15/2052	7,333,000	6,567,001
VICI Properties LP 5.75% 4/1/2034	575,000	578,039
VICI Properties LP 6.125% 4/1/2054	8,532,000	8,173,315
WP Carey Inc 2.25% 4/1/2033	5,000,000	3,951,875
WP Carey Inc 2.45% 2/1/2032	2,000,000	1,675,341
WP Carey Inc 3.85% 7/15/2029	3,000,000	2,901,719
WP Carey Inc 5.375% 6/30/2034	7,000,000	6,865,519
XHR LP 4.875% 6/1/2029 (b)	10,000,000	9,399,604
		231,952,752
Health Care REITs - 1.9%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (b)	21,865,000	21,273,941
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	13,000,000	8,616,028
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	19,835,000	15,107,892
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	5,000,000	4,416,117
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	6,285,000	6,385,453
Omega Healthcare Investors Inc 3.25% 4/15/2033	18,000,000	15,218,476
Omega Healthcare Investors Inc 3.375% 2/1/2031	5,000,000	4,528,800
Ventas Realty LP 2.5% 9/1/2031	1,500,000	1,310,297
Ventas Realty LP 4.4% 1/15/2029	10,000,000	9,916,574
Ventas Realty LP 5.625% 7/1/2034	5,000,000	5,063,331
Ventas Realty LP 5.7% 9/30/2043	3,000,000	2,873,637
Welltower OP LLC 4.125% 3/15/2029	3,000,000	2,964,673
		97,675,219
Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)	7,000,000	6,553,177
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	3,115,000	3,117,757
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (b)	8,000,000	7,973,302
RLJ Lodging Trust LP 3.75% 7/1/2026 (b)	4,000,000	3,921,774
RLJ Lodging Trust LP 4% 9/15/2029 (b)	4,835,000	4,369,795
		25,935,805
Industrial REITs - 0.9%
LXP Industrial Trust 2.375% 10/1/2031	7,500,000	6,278,933
LXP Industrial Trust 2.7% 9/15/2030	1,422,000	1,251,044
LXP Industrial Trust 6.75% 11/15/2028	1,000,000	1,063,181
Prologis LP 5% 1/31/2035	5,000,000	4,942,802
Prologis LP 5% 3/15/2034	15,574,000	15,426,252
Prologis LP 5.125% 1/15/2034	5,000,000	5,000,930
Prologis LP 5.25% 3/15/2054	3,000,000	2,771,558
Prologis LP 5.25% 6/15/2053	10,500,000	9,731,078
		46,465,778
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	8,000,000	7,207,289
Boston Properties LP 6.75% 12/1/2027	37,000	38,626
Hudson Pacific Properties LP 4.65% 4/1/2029	6,000,000	4,296,400
		11,542,315
Real Estate Management & Development - 3.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	21,000,000	20,387,366
Americold Realty Operating Partnership LP 5.6% 5/15/2032	10,000,000	10,009,715
CBRE Services Inc 5.95% 8/15/2034	16,750,000	17,302,283
CoStar Group Inc 2.8% 7/15/2030 (b)	2,000,000	1,772,341
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (b)	11,165,000	11,217,085
Essex Portfolio LP 2.55% 6/15/2031	2,000,000	1,772,854
Essex Portfolio LP 2.65% 3/15/2032	3,000,000	2,565,389
Essex Portfolio LP 5.5% 4/1/2034	22,077,000	22,193,407
Extra Space Storage LP 2.35% 3/15/2032	12,000,000	9,976,818
Extra Space Storage LP 2.55% 6/1/2031	2,000,000	1,733,690
Extra Space Storage LP 5.4% 2/1/2034	15,000,000	14,868,893
Extra Space Storage LP 5.5% 7/1/2030	5,000,000	5,142,777
Extra Space Storage LP 5.9% 1/15/2031	9,000,000	9,396,278
Forestar Group Inc 5% 3/1/2028 (b)	5,000,000	4,853,108
Kennedy-Wilson Inc 4.75% 2/1/2030	8,130,000	7,169,034
Kennedy-Wilson Inc 4.75% 3/1/2029	12,075,000	10,873,201
Kennedy-Wilson Inc 5% 3/1/2031	6,960,000	5,954,071
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)	1,798,000	1,806,780
		158,995,090
Residential REITs - 4.7%
American Homes 4 Rent LP 2.375% 7/15/2031	9,000,000	7,745,870
American Homes 4 Rent LP 3.625% 4/15/2032	27,000,000	24,531,181
American Homes 4 Rent LP 4.9% 2/15/2029	13,000,000	13,091,752
American Homes 4 Rent LP 5.25% 3/15/2035	10,000,000	9,742,877
American Homes 4 Rent LP 5.5% 2/1/2034	25,000,000	24,913,574
American Homes 4 Rent LP 5.5% 7/15/2034	47,000	46,653
ERP Operating LP 4.65% 9/15/2034	5,000,000	4,802,764
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	35,000,000	32,575,732
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	33,000,000	33,004,672
Sun Communities Operating LP 2.7% 7/15/2031	9,000,000	7,864,713
Sun Communities Operating LP 4.2% 4/15/2032	18,439,000	17,305,490
Sun Communities Operating LP 5.5% 1/15/2029	9,000,000	9,253,819
Sun Communities Operating LP 5.7% 1/15/2033	36,750,000	37,592,665
UDR Inc 3% 8/15/2031	1,500,000	1,344,219
UDR Inc 5.125% 9/1/2034	10,000,000	9,753,331
		233,569,312
Retail REITs - 2.9%
Agree LP 2.6% 6/15/2033	6,100,000	4,975,788
Agree LP 2.9% 10/1/2030	1,500,000	1,365,160
Agree LP 4.8% 10/1/2032	1,288,000	1,243,590
Agree LP 5.625% 6/15/2034	372,000	375,486
Brixmor Operating Partnership LP 2.5% 8/16/2031	9,000,000	7,765,506
Brixmor Operating Partnership LP 4.05% 7/1/2030	4,000,000	3,840,254
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,872,000	1,824,646
Brixmor Operating Partnership LP 5.5% 2/15/2034	10,000,000	9,995,321
CBL & Associates LP 4.6% (e)(j)	18,229,000	2
CBL & Associates LP 5.25% (e)(j)	11,371,000	1
CBL & Associates LP 5.95% (e)(j)	10,317,000	1
Kimco Realty OP LLC 4.6% 2/1/2033	9,000,000	8,685,375
Kimco Realty OP LLC 6.4% 3/1/2034	3,424,000	3,656,813
Kite Realty Group LP 5.5% 3/1/2034	9,007,000	9,018,447
NNN REIT Inc 5.6% 10/15/2033	4,689,000	4,747,884
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	16,500,000	14,107,462
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	6,021,000	5,722,991
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	17,507,000	17,709,761
Realty Income Corp 3.4% 1/15/2030	7,000,000	6,653,836
Realty Income Corp 4% 7/15/2029	3,000,000	2,933,020
Realty Income Corp 5.125% 2/15/2034	3,500,000	3,479,909
Regency Centers LP 5.25% 1/15/2034	5,000,000	5,004,752
Simon Property Group LP 4.75% 9/26/2034	14,000,000	13,385,411
Simon Property Group LP 5.85% 3/8/2053	9,000,000	8,818,910
Simon Property Group LP 6.25% 1/15/2034	5,000,000	5,354,920
Simon Property Group LP 6.65% 1/15/2054	5,000,000	5,402,207
		146,067,453
Specialized REITs - 7.0%
American Tower Corp 2.7% 4/15/2031	2,000,000	1,778,258
American Tower Corp 3.8% 8/15/2029	23,000,000	22,234,337
American Tower Corp 4.05% 3/15/2032	22,000,000	20,862,827
American Tower Corp 5.4% 1/31/2035	15,000,000	15,171,414
American Tower Corp 5.45% 2/15/2034	29,000,000	29,458,079
American Tower Corp 5.55% 7/15/2033	18,250,000	18,675,855
American Tower Corp 5.65% 3/15/2033	20,000,000	20,663,688
American Tower Corp 5.9% 11/15/2033	8,000,000	8,381,667
Crown Castle Inc 2.1% 4/1/2031	4,000,000	3,399,538
Crown Castle Inc 2.25% 1/15/2031	14,000,000	12,086,015
Crown Castle Inc 2.5% 7/15/2031	5,000,000	4,308,439
Crown Castle Inc 3.8% 2/15/2028	2,000,000	1,953,903
Crown Castle Inc 5% 1/11/2028	3,000,000	3,025,953
Crown Castle Inc 5.1% 5/1/2033	25,000,000	24,442,921
Crown Castle Inc 5.6% 6/1/2029	5,000,000	5,136,768
Crown Castle Inc 5.8% 3/1/2034	31,000,000	31,722,813
CubeSmart LP 2.5% 2/15/2032	10,000,000	8,395,450
CubeSmart LP 4.375% 2/15/2029	12,000,000	11,843,093
EPR Properties 3.6% 11/15/2031	2,000,000	1,768,147
EPR Properties 4.95% 4/15/2028	8,000,000	7,906,720
Equinix Inc 3% 7/15/2050	6,000,000	3,669,261
Equinix Inc 3.2% 11/18/2029	10,000,000	9,408,104
Equinix Inc 3.9% 4/15/2032	28,000,000	26,207,611
Iron Mountain Inc 4.875% 9/15/2027 (b)	3,000,000	2,957,712
Iron Mountain Inc 5.25% 7/15/2030 (b)	5,000,000	4,845,325
Iron Mountain Inc 6.25% 1/15/2033 (b)	10,000,000	9,981,707
Public Storage Operating Co 5.1% 8/1/2033	5,000,000	5,078,359
Public Storage Operating Co 5.35% 8/1/2053	4,000,000	3,790,313
SBA Communications Corp 3.125% 2/1/2029	25,000,000	23,161,860
SBA Communications Corp 3.875% 2/15/2027	5,000,000	4,891,487
		347,207,624
TOTAL REAL ESTATE		1,299,411,348

TOTAL UNITED STATES		1,480,190,880
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,486,731,400)		1,491,213,910

Non-Convertible Preferred Stocks - 10.4%
	Shares	Value ($)
CANADA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge Inc 5 year U.S. Treasury Index + 3.14%, 5.9491% (c)(d)	498,275	11,455,342
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (c)(d)	111,400	2,463,054

TOTAL CANADA		13,918,396
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (b)(d)(e)(i)	1,220,000	12
UNITED STATES - 10.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/MA 9.5% Series B	67,800	1,761,234
Financials - 5.3%
Capital Markets - 1.4%
DigitalBridge Group Inc 7.125% Series J	1,362,346	28,881,735
DigitalBridge Group Inc Series H, 7.125%	942,305	20,268,981
DigitalBridge Group Inc Series I, 7.15%	1,074,492	23,209,027
		72,359,743
Mortgage Real Estate Investment Trusts (REITs) - 3.9%
AGNC Investment Corp 7.75% Series G (d)	320,000	7,916,800
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (c)(d)	653,202	16,607,661
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (c)(d)	1,069,599	26,119,608
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (c)(d)	1,374,443	34,677,197
Arbor Realty Trust Inc 6.25% (d)	447,536	9,613,073
Arbor Realty Trust Inc 6.375%	126,100	2,252,398
Chimera Investment Corp Series C, 7.75% (d)	773,686	17,833,462
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (c)(d)	212,370	5,283,766
MFA Financial Inc 7.5%	211,532	4,395,635
MFA Financial Inc CME Term SOFR 3 month Index + 5.6066%, 0% (c)(d)	788,551	19,516,637
Pennymac Mortgage Investment Trust 3 month U.S. Treasury Index + 8%, Series B 0% (c)(d)	309,033	7,571,309
Pennymac Mortgage Investment Trust 6.75%	217,700	4,179,840
Pennymac Mortgage Investment Trust 8.125% (d)	194,805	4,741,534
Rithm Capital Corp 7% Series D (d)	151,200	3,689,280
Two Harbors Investment Corp 7.625% Series B (d)	776,859	17,945,443
Two Harbors Investment Corp 8.125% Series A (d)	363,526	8,597,390
		190,941,033
TOTAL FINANCIALS		263,300,776

Real Estate - 4.8%
Diversified REITs - 1.3%
Armada Hoffler Properties Inc 6.75%	255,050	5,659,560
CTO Realty Growth Inc 6.375%	120,000	2,567,999
Gladstone Commercial Corp 6.625%	157,675	3,531,920
Gladstone Commercial Corp Series G, 6%	391,000	7,933,429
Global Net Lease Inc 6.875% Series B	294,000	6,353,340
Global Net Lease Inc 7.25% Series A	509,695	11,519,107
Global Net Lease Inc 7.375% Series E	379,839	8,724,902
Global Net Lease Inc 7.5%	721,484	16,540,021
		62,830,278
Health Care REITs - 0.2%
Global Medical REIT Inc 7.5% Series A	150,848	3,833,048
National Healthcare Properties Inc Series A, 7.375%	364,800	5,123,616
National Healthcare Properties Inc Series B, 7.125%	190,000	2,549,420
		11,506,084
Hotel & Resort REITs - 1.6%
Ashford Hospitality Trust Inc 7.375%	9,202	106,190
Ashford Hospitality Trust Inc 7.5%	23,951	287,755
Ashford Hospitality Trust Inc 7.5%	22,261	258,673
Braemar Hotels & Resorts Inc 8.25% Series D	173,050	3,388,319
DiamondRock Hospitality Co 8.25%	448,231	11,219,222
Pebblebrook Hotel Trust 6.3% Series F	281,697	5,155,055
Pebblebrook Hotel Trust 6.375%	666,800	12,302,460
Pebblebrook Hotel Trust 6.375% Series E	372,994	6,639,293
Pebblebrook Hotel Trust Series H, 5.7%	717,200	11,977,240
Sotherly Hotels Inc 7.875% Series C	107,000	1,737,958
Sotherly Hotels Inc 8% Series B	67,250	1,083,398
Summit Hotel Properties Inc Series E, 6.25%	457,602	8,946,119
Summit Hotel Properties Inc Series F, 5.875%	377,000	7,125,300
Sunstone Hotel Investors Inc Series H, 6.125%	180,000	3,776,400
Sunstone Hotel Investors Inc Series I, 5.7%	240,000	4,588,800
		78,592,182
Industrial REITs - 0.3%
Prologis Inc Series Q, 8.54%	93,396	5,046,186
Rexford Industrial Realty Inc 5.625% Series C	286,369	6,197,598
Rexford Industrial Realty Inc 5.875% Series B	148,400	3,438,428
		14,682,212
Office REITs - 0.1%
Hudson Pacific Properties Inc 4.75% Series C	686,200	9,126,460
Vornado Realty Trust 5.25% Series M	2,000	33,780
Vornado Realty Trust Series L, 5.4%	30,100	532,469
		9,692,709
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75%	43,000	546,530
Brookfield Property Partners LP 6.5%	34,125	493,106
Seritage Growth Properties Series A, 7%	91,986	2,046,689
		3,086,325
Residential REITs - 0.6%
American Homes 4 Rent 5.875% Series G	293,250	6,891,375
American Homes 4 Rent Series H, 6.25%	258,811	6,444,394
UMH Properties Inc 6.375% Series D	794,525	18,011,882
		31,347,651
Retail REITs - 0.4%
Agree Realty Corp 4.25%	259,800	4,507,530
Cedar Realty Trust Inc 7.25%	31,436	502,976
Kimco Realty Corp 5.125%	49,000	982,450
Kimco Realty Corp 5.25%	58,100	1,200,346
Regency Centers Corp 5.875%	69,225	1,590,790
Regency Centers Corp 6.25% Series A	281,325	6,588,660
Saul Centers Inc 6% Series E	76,841	1,582,925
Saul Centers Inc 6.125% Series D	57,775	1,219,052
		18,174,729
Specialized REITs - 0.3%
Digital Realty Trust Inc 5.25%	32,900	691,229
Digital Realty Trust Inc Series L, 5.2%	33,700	686,132
Gladstone Land Corp 5% Series D	30,000	739,499
National Storage Affiliates Trust Series A, 6%	245,906	5,557,476
Public Storage Operating Co 4%	47,800	770,536
Public Storage Operating Co 4%	45,700	738,969
Public Storage Operating Co 5.05% Series G	43,800	909,463
Public Storage Operating Co 5.15% Series F	25,800	537,933
Public Storage Operating Co Series L, 4.625%	35,900	678,151
Public Storage Operating Co Series MM, 4.125%	28,000	478,520
Public Storage Operating Co Series S, 4.1%	100,000	1,657,970
		13,445,878
TOTAL REAL ESTATE		243,358,048

TOTAL UNITED STATES		508,420,058
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $583,950,932)		522,338,466

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (d)(k) (Cost $6,000,000)	6,000,000	6,109,967

Money Market Funds - 8.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.33	420,230,746	420,314,792
Fidelity Securities Lending Cash Central Fund (l)(m)	4.33	4,199,430	4,199,850
TOTAL MONEY MARKET FUNDS (Cost $424,482,110)			424,514,642

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,971,897,705)	5,000,839,936
NET OTHER ASSETS (LIABILITIES) - 0.2%	9,166,936
NET ASSETS - 100.0%	5,010,006,872

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,292,407,423 or 25.8% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Security or a portion of the security is on loan at period end.
(i)	Non-income producing
(j)	Non-income producing - Security is in default.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	170,567,786	944,102,141	694,355,135	9,321,749	-	-	420,314,792	420,230,746	0.7%
Fidelity Securities Lending Cash Central Fund	3,110,975	64,122,771	63,033,896	2,053	-	-	4,199,850	4,199,430	0.0%
Total	173,678,761	1,008,224,912	757,389,031	9,323,802	-	-	424,514,642

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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